Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Other Short Term Borrowings/Debt [Abstract]
Debt
11.	Debt

Woodbridge

On April 26, 2011, Woodbridge and Carolina Oak entered into a settlement agreement with a note holder to resolve the disputes and litigation between them relating to an approximately $37.2 million loan which was collateralized by property owned by Carolina Oak. See Note 2 to these unaudited consolidated financial statements for additional information regarding the settlement agreement.

Core

During November 2010, Core entered into a settlement agreement with one of its lenders, which had previously commenced actions seeking foreclosure of mortgage loans totaling approximately $113.9 million collateralized by property in Florida and South Carolina. Approximately $27.2 million of the $113.9 million of mortgage loans is collateralized by property in South Carolina which had an estimated carrying value of approximately $19.4 million at September 30, 2011. This property is subject to separate foreclosure proceedings which are not expected to commence until later in the fourth quarter of 2011. While Core was released by the lender from any other claims relating to the loans, applicable accounting guidance requires that the $27.2 million of debt and associated $19.4 million of collateral remain in Core’s financial statements until the foreclosure proceedings have been completed.

In December 2010, Core and one of its subsidiaries entered agreements, including a Deed in Lieu of Foreclosure Agreement, with one of their lenders which resolved the foreclosure proceedings commenced by the lender related to property at Tradition Hilton Head which served as collateral for a $25 million loan.

See Note 2 to these unaudited consolidated financial statements for additional information regarding these agreements.

Bluegreen

Bluegreen’s pledged assets under its facilities and notes payable as of September 30, 2011 and December 31, 2010 had a carrying amount before purchase accounting adjustments of approximately $244.8 million and $350.3 million, respectively.

Significant changes related to Bluegreen’s lines-of credit and notes payable during the nine months ended September 30, 2011 include:

RFA AD&C Facility. During the nine months ended September 30, 2011, Bluegreen repaid $18.5 million of the outstanding balance under this facility, including the repayment in full of a loan collateralized by Bluegreen’s Fountains Resort in Orlando, Florida. The only remaining project loan in this facility as of September 30, 2011 is collateralized by the Bluegreen Club 36™ resort in Las Vegas, Nevada.

H4BG Communities Facility. The H4BG Communities Facility is secured by the real property homesites (and personal property related thereto) and golf courses at several Bluegreen Communities projects. The facility is scheduled to mature on December 31, 2012, however, if the assets pledged as collateral for this facility are sold prior to the scheduled maturity date, the facility will mature upon the sale of the assets. The assets to be sold under the Purchase and Sale Agreement relating to substantially all of the assets which comprise Bluegreen Communities include the assets pledged for collateral under this facility. During the nine months ended September 30, 2011, Bluegreen repaid $5.3 million of the outstanding balance under this facility.

Wells Fargo Term Loan. During the nine months ended September 30, 2011, Bluegreen repaid $8.4 million of the outstanding balance under this facility.

Textron AD&C Facility. During the nine months ended September 30, 2011, Bluegreen repaid $5.1 million of the outstanding balance under this facility.

Receivable-Backed Notes Payable

Bluegreen’s pledged receivables under its receivable-backed notes payable as of September 30, 2011 and December 31, 2010 had a principal balance before purchase accounting adjustments of approximately $597.7 million and $667.0 million, respectively.

Significant changes related to Bluegreen’s receivable-backed notes payable facilities during the nine months ended September 30, 2011 include:

2008 Liberty Bank Facility. The advance period under the 2008 Liberty Bank Facility has expired, and all outstanding borrowings are scheduled to mature no later than August 27, 2014. During the nine months ended September 30, 2011, Bluegreen repaid $13.9 million on the facility.

2011 Liberty Bank Facility. In February 2011, Bluegreen entered into a new revolving hypothecation facility with certain participants in its 2008 Liberty Bank Facility. This new $60.0 million facility (“2011 Liberty Bank Facility”) provides for an 85% advance on eligible receivables pledged under the facility during a two-year period ending in February 2013, subject to eligible collateral and terms and conditions Bluegreen believes to be customary for transactions of this type. Availability under the 2011 Liberty Bank Facility is reduced by amounts currently outstanding to certain syndicate participants under the 2008 Liberty Bank Facility ($39.3 million as of September 30, 2011), but as outstanding amounts on the 2008 Liberty Bank facility amortize over time, the 2011 Liberty Bank Facility will revolve up to $60.0 million. Principal and interest are repaid as cash is collected on the pledged receivables, with the remaining balance due in February 2016. Indebtedness under the 2011 Liberty Bank Facility bears interest at the Prime Rate plus 2.25%, subject to a floor of 6.5% (6.5% as of September 30, 2011). During the nine months ended September 30, 2011, Bluegreen pledged $9.1 million of VOI notes receivable to this facility and received cash proceeds of $7.7 million. Bluegreen also repaid $1.3 million on the facility.

NBA Receivables Facility. Bluegreen/Big Cedar Joint Venture has $20.0 million timeshare notes receivables hypothecation facility with National Bank of Arizona (“NBA”), which provides an 85% advance on eligible receivables. At the time of closing of the transaction, $23.5 million of eligible receivables were pledged. In May 2011, the facility was amended to allow Bluegreen to pledge additional timeshare receivables through October 31, 2011, with additional advances not to exceed $5.0 million, subject to a total $20.0 million borrowing limit for all amounts outstanding under the facility. The principal balance related to the initial September 30, 2010 advance, $13.4 million of which was outstanding as of September 30, 2011, matures on September 30, 2017. The principal balance related to the additional advances, $5.0 million of which was outstanding as of September 30, 2011, matures on October 31, 2018. All principal and interest payments received on pledged receivables are applied to principal and interest due under the facility. Indebtedness under this facility bears interest at the 30-day LIBOR plus 5.25%, subject to a floor of 6.75(6.75% as of September 30, 2011). During the nine months ended September 30, 2011, Bluegreen pledged $5.9 million of VOI notes receivable to this facility and received cash proceeds of $5.0 million. Bluegreen also repaid $4.9 million on this facility during the period.

BB&T Purchase Facility. As of September 30, 2011, Bluegreen had a $75.0 million timeshare notes receivable purchase facility with Branch Banking and Trust Company (“BB&T”) (the “BB&T Purchase Facility”), which had a revolving advance period through December 17, 2011. During the nine months ended September 30, 2011, Bluegreen pledged $32.0 million of VOI notes receivable to this facility and received cash proceeds of $21.6 million. Bluegreen also repaid $1.0 million on the facility.

On October 14, 2011, the BB&T Purchase Facility was amended to provide for the financing of Bluegreen’s timeshare notes receivable at an advance rate of 67.5% through the revolving advance period ending December 17, 2012, subject to terms of the facility and eligible collateral, The amended facility allows for maximum outstanding borrowings of $50.0 million and matures three years after the revolving advance period has expired (such three-year period, the “Term-Out Period”), or earlier as provided under the facility. The interest rate on the BB&T Purchase Facility prior to the commencement of the Term-Out Period is the 30-day LIBOR rate plus 3.5%. During the Term-Out Period, the interest rate will be the 30-day LIBOR rate plus 5.5%. The 30-day LIBOR rate is subject to a floor of 1.25%.

Additionally, subject to the terms of the facility, Bluegreen will continue to receive the excess cash flow generated by the receivables sold (excess meaning after customary payments of fees, interest and principal under the facility) until the commencement of the Term-Out Period, at which point all of the excess cash flow will be paid to BB&T until the outstanding balance is reduced to zero.

Quorum Purchase Facility. Bluegreen has a $20.0 million timeshare notes receivable purchase facility (the “Quorum Facility”) with Quorum Federal Credit Union (“Quorum”) which allows Bluegreen to sell eligible timeshare notes receivable on a non-recourse basis, through December 22, 2011. The terms of the Quorum Facility provide an 80% advance rate and a program fee rate of 8% per annum. During the nine months ended September 30, 2011, Bluegreen pledged $7.6 million of VOI notes receivable to this facility and received cash proceeds of $6.0 million. Bluegreen also repaid $0.4 million on the facility during the period.

CapitalSource Facility. On September 20, 2011, Bluegreen entered into a $30.0 million revolving timeshare notes receivables hypothecation facility (“the CapitalSource Facility”) with CapitalSource Bank (“CapitalSource”). The CapitalSource Facility provides for advances on eligible receivables pledged under the facility, subject to specified terms and conditions, during the two-year revolving credit period ending in September 2013. Eligible “A” receivables that meet certain eligibility and FICO® score requirements, which Bluegreen believes are typically consistent with loans originated under its current credit underwriting standards, are subject to an 80% advance rate. The CapitalSource Facility also allows for certain eligible “B” receivables (which have less stringent FICO® score requirements) to be funded at a 45% advance rate. Principal repayments and interest will be paid as cash is collected on the pledged receivables, subject to future required decreases in the advance rate after the two-year revolving credit period, with the remaining balance being due in September 2016. The CapitalSource Facility bears interest at the 30-day LIBOR plus 5.75%, subject to a LIBOR floor of 0.75% (6.5% as of September 30, 2011). As of September 30, 2011 there were no amounts borrowed and outstanding under this facility.

Other Receivable-Backed Notes Payable. In addition to the above described facilities, during the nine months ended September 30, 2011, Bluegreen repaid $94.4 million on its other receivable-backed notes payable.

Junior Subordinated Debentures

As more fully disclosed under the caption Junior Subordinated Debentures in Note 23 to BFC’s audited consolidated financial statements, which are included in this joint proxy statement/prospectus, some of the Company’s subsidiaries have formed statutory business trusts (collectively, the “Trusts”), each of which issued trust preferred securities and invested the proceeds thereof in its junior subordinated debentures. The Trusts are variable interest entities in which the Company’s subsidiaries are not the primary beneficiaries as defined by applicable accounting guidance for consolidation. Accordingly, the Company does not consolidate the operations of the Trusts; instead, the Trusts are accounted for under the equity method of accounting. Interest on the junior subordinated debentures and distributions on the trust preferred securities are payable quarterly in arrears at the same interest rate.

The interest rate on the securities issued by Levitt Capital Trust (“LCT”) I is equal to the 3-month LIBOR + 3.85%. The rate was 4.22% as of September 30, 2011. The principal balance of the LCT I is $23.2 million.

The interest rate on the securities issued by LCT II is equal to the 3-month LIBOR + 3.80%. The rate was 4.05% as of September 30, 2011. The principal balance of the LCT II is $30.9 million.

On June 30, 2011, the interest rate on the securities issued by LCT III contractually changed from a fixed-rate of 9.251% to a variable rate equal to the 3-month LIBOR + 3.80%. The rate was 4.17% as of September 30, 2011. The principal balance of the LCT III is $15.5 million.

On September 30, 2011, the interest rate on the securities issued by LCT IV contractually changed from a fixed-rate of 9.349% to a variable rate equal to the 3-month LIBOR + 3.80%. The rate was 4.17% as of September 30, 2011. The principal balance of the LCT III is $15.5 million.

The interest rate on the securities issued by Bluegreen Statutory Trust (“BST”) I is equal to the 3-month LIBOR + 4.90%. The rate was 5.27% as of September 30, 2011. The principal balance of the BST I is $23.2 million.

The interest rate on the securities issued by BST II and BST III is equal to the 3-month LIBOR + 4.85%. The rate was 5.22% as of September 30, 2011. The principal balance of the BST II and the BST III is $25.8 million and $10.3 million, respectively.

On June 30, 2011, the interest rate on the securities issued by BST IV contractually changed from a fixed-rate of 10.13% to a variable rate equal to the 3-month LIBOR + 4.85%. The rate was 5.22% as of September 30, 2011. The principal balance of the BST IV is $15.5 million.

On September 30, 2011, the interest rate on the securities issued by BST V contractually changed from a fixed-rate of 10.28% to a variable rate equal to the 3-month LIBOR + 4.85%. The rate was 5.22% as of September 30, 2011. The principal balance of the BST V is $15.5 million.

23.	Debt

Contractual minimum principal payments of debt outstanding at December 31, 2010 are as follows (in thousands):

	Notes and Mortgage Notes Payable and Lines of Credit	Recourse Receivable Backed Notes Payable	Non-recourse Receivable Backed Notes Payable	Junior Subordinated Debentures	Total
2011 (1)	$117,273	—	—	—	117,273
2012	92,525	—	—	—	92,525
2013	4,525	—	—	24,537	29,062
2014	11,094	67,313	—	3,653	82,060
2015	12,221	3,159	10,150	—	25,530
Thereafter	2,291	65,188	426,121	490,074	983,674

	239,929	135,660	436,271	518,264	1,330,124
Purchase Accounting Adjustment	(358)	—	(2,717)	(56,696)	(59,771)

	$239,571	135,660	433,554	461,568	1,270,353

(1)	Includes loans that are currently in default and repayments of the entire amounts outstanding of approximately $64.4 million has been accelerated. Therefore, these notes are currently due. See “Notes and Mortgage Notes Payable and Other Borrowings” below for further details.

Receivable - Backed Notes Payable

The table below sets forth the balances of Bluegreen’s receivable-backed notes payable facilities (in thousands):

	December 31, 2010			December 31, 2009
	Debt Balance	Interest Rate	Principal Balance of Pledged/ Secured Receivables	Debt Balance	Interest Rate	Principal Balance of Pledged/ Secured Receivables
Recourse receivable-backed notes payable:
Liberty Bank Facility	$67,514	6.50%	$77,377	$59,055	5.75%	$68,175
GE Bluegreen/Big Cedar Receivables Facility	23,877	2.01%	29,232	32,834	1.98%	35,935
Legacy Securitization (1)	22,759	12.00%	34,232	—	—	—
NBA Receivables Facility	18,351	6.75%	22,458	—	—	—
Wells Fargo Facility	—	—	—	14,409	4.00%	15,926
RFA Receivables Facility	3,159	4.26%	4,451	5,228	4.23%	6,331

Total recourse debt	$135,660		$167,750	$111,526		$126,367

Non-recourse receivable-backed notes payable (2):
BB&T Purchase Facility	$—	—	$—	$131,302	5.75%	$166,562
GE 2003 Facility	10,150	7.16%	11,709	—	—	—
2004 Term Securitization	18,722	4.45-7.18%	20,540	—	—	—
2005 Term Securitization	55,888	5.41-9.85%	63,527	—	—	—
GE 2006 Facility	50,596	6.68-7.32%	57,988	—	—	—
2006 Term Securitization	52,716	5.61-9.38%	59,415	—	—	—
2007 Term Securitization	100,953	5.83-11.15%	117,379	—	—	—
2008 Term Securitization	39,624	5.89-11.63%	44,889	—	—	—
2010 Term Securitization	107,514	5.10-7.5%	123,662	—	—	—
Big Cedar Quorum General Credit Union	108	8.00%	136	—	—	—

Total non-recourse debt	$436,271		$499,245	$131,302		$166,562
Purchase accounting adjustments	(2,717)		(41,002)	(5,412)		(59,635)

Total receivable- backed notes payable	$569,214		$625,993	$237,416		$233,294

(1)	Legacy Securitization debt bears interest at a coupon rate of 12% and was issued at a discount resulting in an effective yield of 18.5%.
(2)	As of December 31, 2009, with the exception of the BB&T Purchase Facility, all non-recourse receivable -backed notes payable were not consolidated in accordance with the accounting guidance then in effect.

Liberty Bank Facility. As of December 31, 2010, Bluegreen had a $75.0 million revolving timeshare receivables hypothecation facility with a syndicate of lenders led by Liberty Bank and assembled by Wellington Financial (“Liberty Bank Facility”). During 2010, Bluegreen pledged $27.6 million of VOI notes receivable to this facility and received cash proceeds of $27.4 million. Bluegreen also repaid $18.9 million on the facility.

In February 2011, Bluegreen revised the terms of and extended the Liberty Bank Facility. The revised $60.0 million facility (“New Liberty Bank Facility”) provides for an 85% advance on eligible receivables pledged under the facility during a two-year period ending in February 2013, subject to customary terms and conditions. Availability under the New Liberty Bank Facility is reduced by amounts currently outstanding to certain syndicate participants under the existing Liberty Bank Facility. At February 28, 2011, such outstanding amounts under the existing Liberty Bank Facility were approximately $47.0 million, therefore, initial availability under the New Liberty Bank Facility was approximately $13.0 million, but as outstanding amounts on the existing facility amortize over time, the New Liberty Bank Facility will revolve up to $60.0 million, subject to eligible collateral and customary terms and conditions. Principal and interest will be paid as cash is collected on the pledged receivables, with the remaining balance due in February 2016.

Indebtedness under the New Liberty Bank Facility bears interest at the Prime Rate (as published in the Wall Street Journal) plus 2.25%, subject to a floor of 6.5%.

As a result of the significant non-cash charges associated with loan loss reserves and Communities’ inventory impairments as of December 31, 2010, Bluegreen would have been in violation of one of the original net worth covenants under the Liberty Bank Facility as of that date. However, in March 2011, Liberty Bank confirmed that the covenants contained in the New Liberty Bank Facility superseded the covenants contained in the original facility. Bluegreen was in compliance with all applicable covenants as of December 31, 2010.

The GE Bluegreen/Big Cedar Receivables Facility. In April 2007, the Bluegreen/Big Cedar Joint Venture entered into a $45 million revolving VOI receivables credit facility with GE (the “GE Bluegreen/Big Cedar Facility”). Bluegreen Corporation has guaranteed the full payment and performance of the Bluegreen/Big Cedar Joint Venture in connection with the GE Bluegreen/Big Cedar Receivable Facility. The advance period under this facility expired on April 16, 2009, and all outstanding borrowings are scheduled to mature no later than April 16, 2016. The facility has detailed requirements with respect to the eligibility of receivables for inclusion and other conditions funding. The facility includes affirmative, negative and financial covenants and events of default. All principal and interest payments received on pledged receivables are applied to principal and interest due under the facility. Indebtedness under the facility bears interest adjusted monthly at a rate equal to the 30 day LIBOR rate plus 1.75%. During 2010, Bluegreen repaid $8.9 million on this facility.

Legacy Securitization. In September 2010, Bluegreen completed a securitization transaction of the lowest FICOR-score loans previously financed in the BB&T Purchase Facility. Substantially all of the timeshare receivables included in this transaction were generated prior to December 15, 2008, the date that Bluegreen implemented its FICO R score-based credit underwriting program, and had FICO R scores below 600.

In this private placement transaction, BXG Legacy 2010 LLC, a wholly-owned special purpose subsidiary of Bluegreen, issued $27 million of notes payable secured by a portfolio of timeshare receivables totaling $36.1 million (the “Legacy Securitization”). While the notes payable have a coupon rate of 12%, they were sold at a $2.7 million discount to yield an effective rate of 18.5%. The notes payable generated gross proceeds to Bluegreen of $24.3 million (before fees and customary reserves and expenses), which was used to repay a portion of the outstanding balance under the BB&T Purchase Facility. While ownership of the timeshare receivables included in the Legacy Securitization is transferred and sold for legal purposes, the transfer of these timeshare receivables is accounted for as a secured borrowing.

Bluegreen guaranteed the principal payments for defaulted vacation ownership loans in the Legacy Securitization at amounts equivalent to the then-current advance rate inherent in the notes, any shortfalls in monthly interest distributions to the Legacy Securitization investors and any shortfall in the ultimate principal payment on the notes upon their stated maturity in September 2025. During 2010, Bluegreen repaid $1.7 million on this facility, including payments totaling $887,000 in connection with this guarantee.

NBA Receivables Facility. In September 2010, Bluegreen/Big Cedar Joint Venture entered into a $20.0 million timeshare receivables hypothecation facility with National Bank of Arizona (“NBA”). Bluegreen Corporation has guaranteed the full payment and performance of Bluegreen/Big Cedar Joint Venture in connection with this facility. The facility provides for an 85% advance on $23.5 million of eligible receivables, all of which were pledged under the facility at closing, subject to terms and conditions which Bluegreen believes to be customary for facilities of this type. All principal and interest payments received on pledged receivables are applied to principal and interest due under the facility, with the remaining balance due in September 2017. Indebtedness under this facility bears interest at the 30-day LIBOR plus 5.25%, subject to a floor of 6.75%. During 2010, Bluegreen repaid $1.6 million on this facility.

Bluegreen has received a term sheet from NBA to amend its existing facility to allow Bluegreen to pledge additional timeshare receivables up to the borrowing limit, with the additional advances not to exceed $5.0 million. There can be no assurances that Bluegreen will close on this amendment on favorable terms, if at all.

The Wells Fargo Facility. Bluegreen has a credit facility with Wells Fargo Capital Finance, LLC (“Wells Fargo”). Historically, Bluegreen primarily used this facility for borrowings collateralized by the pledge of certain VOI receivables which typically have been its one-year term receivables. The borrowing period for advances on eligible receivables expired on December 31, 2009, and the facility was fully paid down in 2010.

BB&T Purchase Facility. Bluegreen has a $75.0 million timeshare notes receivable purchase facility with Branch Banking and Trust Company (“BB&T”) (the “BB&T Purchase Facility”). The BB&T Purchase Facility provides for a revolving advance period through December 17, 2011. The interest rates on future advances under the facility are the Prime Rate plus 2.0%, subject to tiered increases once the outstanding balance equals or exceeds $25.0 million, subject to a maximum interest rate of the Prime Rate plus 3.5%, once the facility equals or exceeds $50.0 million. Additionally, Bluegreen receives all of the excess cash flows generated by the timeshare receivables transferred to BB&T under the facility (excess meaning after customary payment of fees, interest and principal under the facility). The BB&T Purchase Facility provides for the financing of Bluegreen’s timeshare receivables at an advance rate of 67.5%, subject to the terms of the facility.

While ownership of the receivables is transferred for legal purposes, the transfers of receivables under the facility are accounted for as secured borrowings. Accordingly, the receivables are reflected as assets and the associated obligations are reflected as liabilities on our balance sheet. The BB&T Purchase Facility is nonrecourse and is not guaranteed by Bluegreen.

As of December 31, 2010, the entire $75.0 million BB&T facility was available, subject to eligible collateral and customary terms and conditions.

2010 Term Securitization. On December 17, 2010, Bluegreen completed a private offering and sale of $107.6 million of investment-grade, timeshare loan-backed notes (the “2010 Term Securitization”). The 2010-A Term Securitization consisted of the issuance of $88.0 million of A rated and $19.6 million of BBB rated timeshare-loan backed notes with coupon rates of 5.1% and 7.5%, respectively, which blended to a weighted average coupon rate of 5.5%. The advance rate for this transaction was 85.25%. BB&T Capital Markets acted as the sole placement agent and initial purchaser.

The amount of the timeshare receivables sold was $126.2 million, substantially all of which was provided at closing. Through the completion of this private offering Bluegreen repaid BB&T approximately $93.6 million, representing all amounts outstanding under the Company’s existing receivables purchase facility with BB&T, including accrued interest.

While ownership of the timeshare receivables included in the 2010 Term Securitization is transferred and sold for legal purposes, the transfer of these timeshare receivables is accounted for as a secured borrowing.

The 2010 Term Securitization is non-recourse and is not guaranteed by Bluegreen.

Big Cedar Quorum Federal Credit Union. On December 22, 2010, Bluegreen entered into a new timeshare receivables purchase facility (the “Quorum Facility”) with Quorum Federal Credit Union (“Quorum”). The Quorum Facility allows for the sale of timeshare notes receivable on a non-recourse basis, pursuant to the terms of the facility and subject to certain conditions precedent. Quorum has agreed to purchase eligible timeshare receivables from us or certain of our subsidiaries up to an aggregate $20.0 million purchase price through December 22, 2011. The terms of the Quorum Facility reflect an 80% advance rate and a program fee rate of 8% per annum through August 31, 2011 and terms to be agreed upon through December 22, 2011. Eligibility requirements for receivables sold include, amongst others, that the obligors under the timeshare notes receivable sold be members of Quorum at the time of the note sale. The Quorum Facility contemplates the ability of Quorum to purchase additional receivables subject to advance rates, fees and other terms to be agreed upon from time to time over and above the initial $20.0 million commitment, pursuant to the terms of the facility and subject to certain conditions precedent. Subject to performance of the collateral, Bluegreen will receive all of the excess cash flows generated by the receivables transferred to Quorum under the facility (excess meaning after customary payment of fees and return of amounts invested by Quorum under the facility on a pro-rata basis as borrowers make payments on their timeshare loans).

While ownership of any timeshare receivables financed through the Quorum facility are considered transferred and sold to Quorum for legal purposes, the transfer of these timeshare receivables is accounted for as a secured borrowing.

Receivable-Backed Notes Payable Previously Reported as Off-Balance-Sheet

As discussed in further detail in Note 5 to these audited consolidated financial statements, on January 1, 2010, Bluegreen consolidated special purpose finance entities previously reported “off-balance-sheet” and associated receivable-backed notes payable. These entities and their associated debt were not required to be consolidated during periods prior to January 1, 2010. Historically, Bluegreen has been a party to a number of securitization-type transactions, in which it sold receivables to one of its special purpose finance entities which, in turn, sold the receivables either directly to third parties or to a trust established for the transaction. These receivables were typically sold on a non-recourse basis (except for breaches of certain representations and warranties). Under these arrangements, the cash payments received from obligors on the receivables sold are generally applied monthly to pay fees to service providers, make interest and principal payments to investors, and fund required reserves, if any, with the remaining balance of such cash retained by us; however, to the extent the portfolio of receivables fails to satisfy specified performance criteria (as may occur due to an increase in default rates or loan loss severity) or other trigger events, the funds received from obligors are distributed on an accelerated basis to investors. Depending on the circumstances and the transaction, the application of the accelerated payment formula may be permanent or temporary until the trigger event is cured. As of December 31, 2010, Bluegreen was in compliance with all applicable terms and no trigger events had occurred.

Notes and Mortgage Notes Payable and Other Borrowings

The following debt facilities were outstanding at December 31, 2010 and 2009 (dollars in thousands):

	December 31,		Interest Rate	Maturity Date
	2010	2009
Core Communities
Land development	$—	25,000	5.00%	February 2012 (5)
Land acquisition	27,248	22,536	3.04% - 3.19%	October 2019 (4)
Land acquisition	—	4,712	6.88%	October 2019 (5)
Land acquisition	—	85,968	2.74% - 3.06%	June 2011 (5)
Development bonds	—	181	6% to 6.13%	May 2035
Other borrowings	—	68	7.48%	August 2011
Carolina Oak
Borrowing base facility	37,174	37,174	3.25%	March 2011 (4)
Cypress Creek Holdings
Mortgage notes payable	11,387	11,607	5.47%	April 2015
Other borrowings	—	102	6.50%	June 2013

Bluegreen
The RFA AD&C Facility	52,264	87,415	4.76%	June 2012
H4BG Communities Facility	30,842	38,479	8.0% - 10.0%	December 2012
Wachovia Notes Payable	—	24,497	2.23% - 2.58%	Varies by loan
Wells Fargo Term Loan	30,776	0	7.13%	April 30, 2012
Wachovia Line-of-Credit	—	15,700	1.98%	April 2010
Foundation Capital	13,200	0	8.00%
Textron AD&C Facility	9,290	12,757	4.50% - 4.75%	Varies by loan (3)
Fifth Third Bank Note Payable	3,154	3,381	3.26%	April 2023
Other	2,594	3,552	4.25% - 12.50%	From September 2010 to February 2023

Real Estate and Other	217,929	373,129

BankAtlantic
Subordinated debentures (1)	22,000	22,000	LIBOR + 3.45%	November 2012
Mortgage-Backed Bonds	—	697	(2)	September 2013

Total Financial Services	22,000	22,697

Fair value adjustment	(358)	(465)

Total Notes Payable	$239,571	395,361

(1)	LIBOR interest rates are indexed to 3-month LIBOR and adjust quarterly.
(2)	The bonds adjust semi-annually to the ten year treasury constant maturity rate minus 23 basis points.
(3)	The maturity date for this facility varies by loan. The maturity date associated with the Odyssey Dells Resort loan, which had an outstanding balance of $3.6 million as of December 31, 2010, is December 31, 2011. The maturity date associated with the Atlantic Palace Resort, which had an outstanding balance of $5.7 million as of December 31, 2010, is April 2013.
(4)	Represents original maturity dates. However, these loans are currently in default and repayment of the entire amounts outstanding under the notes has been accelerated. Therefore, these notes are currently due.
(5)	Notes are the subject of legal proceedings in which Woodbridge relinquished title to all assets and transferred its interest in certain Core entities in exchange for full settlement of the debt which was received in February 2011.

Core Communities and its subsidiaries

During November 2010, Core entered into a settlement agreement with one of its lenders, which had previously commenced actions seeking foreclosure of mortgage loans totaling approximately $113.9 million collateralized by property in Florida and South Carolina. Under the terms of the agreement, Core pledged additional collateral to the lender consisting of membership interests in five of Core’s subsidiaries and granted security interests in the acreage owned by such subsidiaries in Port St. Lucie, Florida, substantially all of which is undeveloped raw land. Core also agreed to an amendment of the complaint related to the Florida foreclosure action to include this additional collateral and an entry into consensual judgments of foreclosure in both the Florida and South Carolina foreclosure actions. In consideration therefor, the lender agreed not to enforce a deficiency judgment against Core and, during February 2011, released Core from any other claims arising from or relating to the loans. As of November 30, 2010, Core deconsolidated the five subsidiaries, the membership interests in which were transferred to the lender upon entry into the consensual judgments of foreclosure. In connection therewith and in accordance with the accounting guidance for consolidation, Woodbridge recorded a guarantee obligation “deferred gain on settlement of investment in subsidiary” of $11.3 million in the Company’s consolidated statement of financial position as of December 31, 2010. The deferred gain on settlement of investment in subsidiary was recognized into income in the Company’s Consolidated Statement of Operations at the time Core received its general release of liability in February 2011.

In December 2010, Core and one of its subsidiaries entered agreements, including without limitation, a Deed in Lieu of Foreclosure Agreement, with one of their lenders which resolved the foreclosure proceedings commenced by the lender related to property at Tradition Hilton Head which served as collateral for a $25 million loan. Pursuant to the agreements, Core’s subsidiary transferred to the lender all of its right, title and interest in and to the property which served as collateral for the loan as well as certain additional real and personal property. In consideration therefore, the lender released Core and its subsidiary from any claims arising from or relating to the loan. In accordance with the applicable accounting guidance, this transaction was accounted for as a troubled debt restructuring and a $13.0 million gain on debt extinguishment was recognized in the accompanying Consolidated Statement of Operations for the year ended December 31, 2010.

Woodbridge

The development activities at Carolina Oak, which is within Tradition Hilton Head, were suspended in the fourth quarter of 2008 as a result of, among other things, an overall softening of demand for new homes and a decline in the overall economy. In 2009, the housing industry continued to face significant challenges and Woodbridge made the decision to cease all activities at Carolina Oak. In the fourth quarter of 2009, we reviewed the inventory of real estate at Carolina Oak for impairment and as a result, recorded a $16.7 million impairment charge to adjust the carrying amount of Carolina Oak’s inventory to its fair value of $10.8 million. Woodbridge is the obligor under a $37.2 million loan that is collateralized by the Carolina Oak property. During 2009, the lender declared the loan to be in default and filed an action for foreclosure. While there may have been an issue with respect to compliance with certain covenants in the loan documents, we do not believe that an event of default occurred. Through participation in a court-ordered mediation of this matter, the parties agreed to tentative terms to settle the matter and are currently negotiating a formal settlement agreement. It is currently expected that this settlement agreement, if finalized, will provide for (i) Woodbridge to pay $2.5 million to the investor group, (ii) Carolina Oak to convey to the investor group the real property securing the loan via a stipulated foreclosure or deed in lieu, (iii) the investor group to release Woodbridge and Carolina Oak from their obligations relating to the debt or, alternatively, to agree not to pursue certain remedies, including a deficiency judgment, that would otherwise be available to them, in each case subject to certain conditions, and (iv) the litigation to be dismissed. There is no assurance that the settlement will be finalized on the contemplated terms, or at all.

Bluegreen

RFA AD&C Facility. In September 2010, GMAC assigned all rights, title, and interest in the GMAC AD&C Facility to Resort Finance America, LLC (“RFA”). This assignment did not affect any of the material financial terms of the loan agreement. This facility was used to finance the acquisition and development of certain of Bluegreen’s resorts and currently has two outstanding project loans. The maturity date for the project loan collateralized by our Bluegreen Club 36TM resort in Las Vegas, Nevada (the “Club 36 Loan”) is June 30, 2012. Approximately $49.9 million was outstanding on the Club 36 Loan as of December 31, 2010, $27.3 million of which is due by October 31, 2011. The maturity date for the project loan collateralized by our Fountains resort in Orlando, Florida (the “Fountains Loans”) is March 31, 2011. Approximately $2.4 million was outstanding on this loan as of December 31, 2010. Principal payments are effected through agreed-upon release prices as timeshare interests in the resorts collateralizing the RFA AD&C Facility are sold, subject to periodic minimum required amortization on the Club 36 Loan and the Fountains Loans. As of December 31, 2010, Bluegreen had no availability under this facility. During 2010, Bluegreen repaid $35.2 million of the outstanding balance under this facility.

H4BG Communities Facility. Bluegreen has an outstanding balance under the H4BG Communities Facility, historically used to finance its Bluegreen Communities real estate acquisitions and development activities. The H4BG Communities Facility is secured by the real property homesites (and personal property related thereto) at the following Bluegreen Communities projects (the “Secured Projects”): Havenwood at Hunter’s Crossing (New Braunfels, Texas); The Bridges at Preston Crossings (Grayson County, Texas); King Oaks (College Station, Texas); Vintage Oaks at the Vineyard (New Braunfels, Texas); and Sanctuary Cove at St. Andrews Sound (Waverly, Georgia). In addition, the H4BG Communities Facility is secured by our golf courses: The Bridges at Preston Crossings (Grayson County, Texas) and Sanctuary Cove (Waverly, Georgia).

Principal payments are effected through agreed-upon release prices as real estate collateralizing the H4BG Communities Facility is sold, subject to minimum required amortization. The interest rate on the H4BG Communities Facility is the Prime Rate plus 2%, subject to the following floors: (1) 8% until the balance of the loan is less than or equal to $20 million, and (2) 6% thereafter. During 2010, Bluegreen repaid $7.6 million on this facility.

The Wachovia Notes Payable. In April 2010, Bluegreen executed an agreement with Wells Fargo Bank, N.A, the parent Company of Wachovia (“Wells Fargo”), to refinance the then outstanding balance of $21.9 million under the Wachovia Notes Payable into a new term loan. See “Wells Fargo Term Loan” below for further details.

The Wachovia Line-of-Credit. In April 2010, the then outstanding balance of $14.5 million was refinanced by Wells Fargo Bank, N.A. See “Wells Fargo Term Loan” below for further details.

Wells Fargo Term Loan. On April 30, 2010, Bluegreen entered into a definitive agreement with Wells Fargo Bank, N.A. (“Wells Fargo”), which amended, restated and consolidated Bluegreen’s then existing notes payable and line-of-credit with Wachovia Bank, N.A. into a single term loan with Wells Fargo (the “Wells Fargo Term Loan”). The notes payable and line-of-credit which were consolidated into the Wells Fargo Term Loan had a total outstanding balance of $36.4 million as of April 30, 2010. In connection with the closing of the Wells Fargo Term Loan, Bluegreen made a principal payment of $0.4 million, reducing the balance to $36.0 million, and paid accrued interest on the then-existing Wachovia debt. Principal payments are effected through agreed-upon release prices as real estate collateralizing the Wells Fargo Term Loan is sold, subject to minimum remaining required amortization as of December 31, 2010, of $10.6 million in 2011 and $20.2 million in 2012. In addition to the resort projects previously pledged as collateral for the various notes payable to Wachovia, Bluegreen pledged additional timeshare interests, resorts real estate, and the residual interests in certain of our sold VOI notes receivable as collateral for the Wells Fargo Term Loan. As required by the terms of the Wells Fargo Term Loan, Wells Fargo received, as additional collateral, the residual interest in 2010 Term Securitization. The Wells Fargo Term Loan bears interest at the 30-day LIBOR plus 6.87% (7.13% as of December 31, 2010).

During 2010, Bluegreen repaid $5.6 million on this facility.

Textron AD&C Facility. In April 2008, BVU, Bluegreen’s wholly-owned subsidiary, entered into a $75.0 million, revolving master acquisition, development and construction facility loan agreement (the “Textron AD&C Facility”) with Textron Financial Corporation (“Textron”). The Textron AD&C Facility has historically been used to facilitate the borrowing of funds for resort acquisition and development activities. Bluegreen has guaranteed all sub-loans under the master agreement. Interest on the Textron AD&C Facility is equal to the prime rate plus 1.25% - 1.50% and is due monthly.

On October 28, 2009, Bluegreen entered into an amendment to the Textron AD&C Facility and a sub-loan under the Facility used to fund the acquisition and development of our Odyssey Dells Resort (the “Odyssey Sub-Loan”). The amendment to the Odyssey Sub-Loan extended the final maturity of outstanding borrowings under the Odyssey Sub-Loan to December 31, 2011, and revised the periodic minimum required principal amortization. As amended, our next minimum required principal payment will be approximately $0.4 million in March 2010 with additional minimum required principal payments of $1.0 million per quarter thereafter through maturity. Bluegreen pays Textron principal payments as it sells timeshare interests that collateralize the Odyssey Sub-Loan, subject to periodic minimum required principal amortization. As of December 31, 2010, our outstanding borrowings under the Sub-Loan totaled approximately $3.6 million.

The sub-loan used to acquire Bluegreen’s Atlantic Palace Resort in Atlantic City, New Jersey was $5.7 million as of December 31, 2010 (the “Atlantic Palace Sub-Loan”). Bluegreen pays Textron principal payments as it sells timeshare interests that collateralize the Atlantic Palace Sub-Loan, subject to periodic minimum required principal amortization. The final maturity of outstanding borrowings under the Atlantic Palace Sub-Loan is April 2013.

Bluegreen has guaranteed all sub-loans under the Textron AD&C Facility. Interest on the Textron AD&C Facility is equal to the prime rate plus 1.25% - 1.50% and is due monthly. During 2010, Bluegreen repaid $3.5 million under this facility.

Fifth Third Bank Note Payable. In April 2008, Bluegreen purchased a building in Myrtle Beach, South Carolina. The purchase price was $4.8 million, of which $3.4 million was financed by a note payable to Fifth Third Bank. Interest is payable monthly through the earlier of the construction completion date or October 31, 2009, and bears interest at a rate equal to the one-month LIBOR plus 3.00%. Interest and principal payments are currently made monthly until maturity. The note payable matures in April 2023. During 2010, we repaid $0.2 million under this facility.

Bank Atlantic

In October 2002, BankAtlantic issued $22 million of floating rate subordinated debentures due in 2012. The subordinated debentures pay interest quarterly and are currently redeemable at a price based upon then-prevailing market interest rates. The subordinated debentures were issued by BankAtlantic in a private transaction as part of a larger pooled securities offering. The subordinated debentures qualify for inclusion in BankAtlantic’s total risk based capital.

During the year ended December 31, 2010 the mortgage-backed bonds were retired. During the year ended December 31, 2008, the holder of a mortgage-backed bond issued by a financial institution acquired by BankAtlantic agreed to accept a $2.8 million payment for the retirement of $3.1 million in mortgage-backed bonds. Included in the Company’s Consolidated Statement of Operations in Financial Services - cost associated with debt redemption for the year ended December 31, 2008 is a $0.3 million gain from the early extinguishment of the mortgage-backed bonds.

Junior Subordinated Debentures

Junior subordinated debentures outstanding at December 31, 2010 and 2009 were as follows (in thousands):

	Issue Date	December 31,		Interest Rate (1)	Maturity Date	Beginning Optional Redemption Date
		2010	2009
Junior Subordinated Debentures		Outstanding Amount	Outstanding Amount
Levitt Capital Trust I (“LCT I”)	03/15/2005	$23,196	23,196	From fixed 8.11% to LIBOR + 3.85%	03/01/2035	3/15/2010
Levitt Capital Trust II (“LCT II”)	05/04/2005	30,928	30,928	From fixed 8.09% to LIBOR + 3.80%	06/30/2035	06/30/2010
Levitt Capital Trust III (“LCT III”)	06/01/2006	15,464	15,464	From fixed 9.25% to LIBOR + 3.80%	06/30/2036	06/30/2011
Levitt Capital Trust IV (“LCTIV”)	07/18/2006	15,464	15,464	From fixed 9.35% to LIBOR + 3.80%	09/30/2036	09/30/2011

Total Woodbridge Holdings		85,052	85,052

Bluegreen Statutory Trust I	03/15/2005	23,196	23,196	LIBOR + 4.9%	3/30/2035	03/30/2010
Bluegreen Statutory Trust II	05/04/2005	25,774	25,774	LIBOR + 4.85%	7/30/2035	07/30/2010
Bluegreen Statutory Trust III	05/10/2005	10,310	10,310	LIBOR + 4.85%	7/30/2035	07/30/2010
Bluegreen Statutory Trust IV	04/24/2006	15,464	15,464	LIBOR + 4.85%	6/30/2036	06/30/2011
Bluegreen Statutory Trust V	07/21/2006	15,464	15,464	LIBOR + 4.85%	9/30/2036	09/30/2011
Bluegreen Statutory Trust VI	02/26/2007	20,619	20,619	LIBOR + 4.8%	4/30/2037	04/30/2012

Total Bluegreen Corporation		110,827	110,827

BBX Capital Trust I(A)	06/26/2007	26,918	26,436	LIBOR + 1.45%	09/15/2037	09/15/2012
BBX Capital Trust II(A)	09/20/2007	5,389	5,290	LIBOR + 1.50%	12/15/2037	12/15/2012
BBX Capital Trust II	03/05/2002	67,546	62,097	8.50%	03/31/2032	03/31/2007
BBX Capital Trust III	06/26/2002	27,978	26,928	LIBOR + 3.45%	06/26/2032	06/26/2007
BBX Capital Trust IV	09/26/2002	27,950	26,914	LIBOR + 3.40%	09/26/2032	09/26/2007
BBX Capital Trust V	09/27/2002	11,180	10,766	LIBOR + 3.40%	09/30/2032	09/27/2007
BBX Capital Trust VI	12/10/2002	16,737	16,125	LIBOR + 3.35%	12/10/2032	12/10/2007
BBX Capital Trust VII	12/19/2002	27,866	26,874	LIBOR + 3.25%	12/26/2032	12/19/2007
BBX Capital Trust VIII	12/19/2002	16,575	15,969	LIBOR + 3.35%	01/07/2033	12/19/2007
BBX Capital Trust IX	12/19/2002	11,051	10,647	LIBOR + 3.35%	01/07/2033	12/19/2007
BBX Capital Trust X	03/26/2003	55,620	53,694	LIBOR + 3.15%	03/26/2033	03/26/2008
BBX Capital Trust XI	04/10/2003	11,029	10,637	LIBOR + 3.25%	04/24/2033	04/24/2008
BBX Capital Trust XII	03/27/2003	16,546	15,957	LIBOR + 3.25%	04/07/2033	04/07/2008

Total BankAtlantic Bancorp (2)		322,385	308,334

Purchase accounting adjustment		(56,696)	(57,002)

Total Junior Subordinated Debentures		$461,568	447,211

(1)	LIBOR interest rates are indexed to three-month LIBOR and adjust quarterly.
(2)	Included in the outstanding balances at December 31, 2010 and 2009 was $28.2 million and $14.1 million, respectively, of deferred interest. Interest can be deferred for 20 consecutive quarters with the entire amount of deferred interest due at the end of the deferral period. As of December 31, 2010, BankAtlantic Bancorp had deferred interest payments for 8 consecutive quarters. BankAtlantic Bancorp may end the deferral by paying all accrued and unpaid interest.

These business trusts are variable interest entities in which Woodbridge, Bluegreen and BankAtlantic Bancorp are not the primary beneficiaries as defined by the accounting guidance for the consolidation of variable interest entities. Accordingly, the Company and its subsidiaries do not consolidate the operations of these business trusts; instead, they are accounted for under the equity method of accounting.

Woodbridge Junior Subordinated Debentures

Woodbridge formed four statutory business trusts which issued trust preferred securities to third parties and trust common securities to Woodbridge and used the proceeds to purchase an identical amount of junior subordinated debentures from Woodbridge. Interest on the junior subordinated debentures and distributions on these trust preferred securities are payable quarterly in arrears at the fixed rates as described in the above table until the optional redemption date and thereafter at the floating rates specified in the above table until the corresponding scheduled maturity date. The trust preferred securities are subject to mandatory redemption, in whole or in part, upon repayment of the junior subordinated debentures at maturity or their earlier redemption. The junior subordinated debentures are redeemable, in whole or in part, at Woodbridge’s option at any time after five years from the issue date or sooner following certain specified events.

Bluegreen Junior Subordinated Debentures

Bluegreen formed statutory business trusts, each of which issued trust preferred securities and invested the proceeds thereof in its junior subordinated debentures. The trusts are variable interest entities in which Bluegreen is not the primary beneficiary as defined by the accounting guidance for the consolidation of variable interest entities. Accordingly, Bluegreen does not consolidate the operations of the Trusts; instead, the trusts are accounted for under the equity method of accounting. In each of these transactions, the applicable Trust issued trust preferred securities as part of a larger pooled trust securities offering which was not registered under the Securities Act of 1933. The applicable Bluegreen trust then used the proceeds from issuing the trust preferred securities to purchase an identical amount of junior subordinated debentures from Bluegreen. Interest on the junior subordinated debentures and distributions on the trust preferred securities are payable quarterly in arrears at the fixed rates as described in the above table until the optional redemption date and thereafter at the floating rates specified in the above table until the corresponding scheduled maturity date. Distributions on the trust preferred securities are cumulative and based upon the liquidation value of the trust preferred security. The trust preferred securities are subject to mandatory redemption, in whole or in part, upon repayment of the junior subordinated debentures at maturity or their earlier redemption. The junior subordinated debentures are redeemable in whole or in part at Bluegreen’s option at any time after five years from the issue date or sooner following certain specified events. In addition, Bluegreen made an initial equity contribution to each Trust in exchange for its common securities, all of which are owned by Bluegreen, and those proceeds were also used to purchase an identical amount of junior subordinated debentures from Bluegreen. The terms of each trust’s common securities are nearly identical to the trust preferred securities.

BankAtlantic Bancorp Junior Subordinated Debentures

BankAtlantic Bancorp Parent Company has formed thirteen statutory business trusts (“Trusts”) for the purpose of issuing Trust Preferred Securities (“trust preferred securities”) and investing the proceeds thereof in junior subordinated debentures of BankAtlantic Bancorp Parent Company. The trust preferred securities are fully and unconditionally guaranteed by BankAtlantic Bancorp Parent Company. The Trusts used the proceeds from issuing trust preferred securities and the issuance of its common securities to BankAtlantic Bancorp Parent Company to purchase junior subordinated debentures from BankAtlantic Bancorp Parent Company. Interest on the junior subordinated debentures and distributions on the trust preferred securities are payable quarterly in arrears. Distributions on the trust preferred securities are cumulative and are based upon the liquidation value of the trust preferred security. BankAtlantic Bancorp Parent Company has the right, at any time, as long as there are no continuing events of default, to defer payments of interest on the junior subordinated debentures for a period not exceeding 20 consecutive quarters; but not beyond the stated maturity of the junior subordinated debentures. Beginning in February and March 2009 BankAtlantic Bancorp Parent Company notified the trustees of the junior subordinated debentures that it has elected to defer interest payments for the next regularly scheduled quarterly interest payment dates and BankAtlantic Bancorp Parent Company has continued to elect to defer interest payments for each subsequent quarterly interest payment date. BankAtlantic Bancorp Parent Company has the ability under the junior subordinated debentures to continue to defer interest payments through ongoing, appropriate notices to each of the trustees, and make a decision each quarter as to whether to continue the deferral of interest. BankAtlantic Bancorp Parent Company currently expects to continue to defer interest payments on the junior subordinated debentures for the foreseeable future. During the deferral period, interest will continue to accrue on the junior subordinated debentures at the stated coupon rate, including on the deferred interest, and BankAtlantic Bancorp Parent Company will continue to record the interest expense associated with the junior subordinated debentures. During the deferral period, BankAtlantic Bancorp Parent Company may not, among other things and with limited exceptions, pay cash dividends on or repurchase its common stock nor make any payment on outstanding debt obligations that rank equally with or junior to the junior subordinated debentures. BankAtlantic Bancorp Parent Company may end the deferral by paying all accrued and unpaid interest. Deferred interest on junior subordinated debentures was $28.2 million as of December 31, 2010 as BankAtlantic Bancorp Parent Company elected to defer interest during each quarter of 2010 and 2009. The trust preferred securities are subject to mandatory redemption, in whole or in part, upon repayment of the junior subordinated debentures at maturity or their earlier redemption. BankAtlantic Bancorp Parent Company has the right to redeem the junior subordinated debentures after five years from issuance and in some instances sooner. The redemption of the subordinated debentures is subject to BankAtlantic Bancorp Parent Company having received regulatory approval, if required under applicable capital guidelines or regulatory policies.

BankAtlantic Bancorp Indentures

The indentures relating to the debentures (including those related to the junior subordinated debentures) contain certain customary covenants found in indentures under the Trust Indenture Act, including covenants with respect to the payment of principal and interest, maintenance of an office or agency for administering the debentures, holding of funds for payments on the debentures in trust, payment by BankAtlantic Bancorp of taxes and other claims, maintenance by BankAtlantic Bancorp of its properties and its corporate existence and delivery of annual certifications to the trustee.